Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets [Abstract]
Intangible assets
	Patents £'000	Computer software £’000	Assets under construction £’000	Total £’000
Cost:
At January 1, 2019	516	867	13	1,396
Additions	-	76	122	198
Transferred	-	24	(24)	-
Write-offs	-	(967)	(111)	(1,078)
At December 31, 2019	516	-	-	516
Additions	-	-	-	-
Transferred	-	-	-	-
Write-offs	-	-	-	-
At December 31, 2020	516	-	-	516
Amortization and impairment:
At January 1, 2019	516	562	-	1,078
Write-offs	-	(772)	-	(772)
Amortization for the year	-	210	-	210
At December 31, 2019	516	-	-	516

Write-offs	-	-	-	-
Amortization for the year	-	-	-	-
At December 31, 2020	516	-	-	516
Carrying value:
At December 31, 2020	-	-	-	-
At December 31, 2019	-	-	-	-
At January 1, 2019	-	305	13	318